Significant Accounting Policies (Details 2) (USD $)	0 Months Ended	12 Months Ended			8 Months Ended
	Sep. 01, 2012 item	Dec. 31, 2014 segment	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2012
Game-related service
Maximum period for recognition of revenues after purchase of in-game credits		1 month
Data licensing arrangement term		1 year
Cost of revenues
Number of other cities and provinces in China to which the Pilot Program was expanded	8
Advertising expense
Advertising expenses		$ 70,900,000	$ 33,200,000	$ 23,500,000
Operating leases
Maximum initial lease term of office space		3 years
Allocated rental expenses from SINA		42,360,000	44,305,000	43,960,000
Foreign currency
Foreign currency translation adjustments		(1,401,000)	(372,000)	18,000
Segment reporting
Number of principal business segments		2
Stock options
Stock-based compensation
Vesting period of stock options granted		4 years
Service-based restricted share units
Stock-based compensation
Vesting period of stock options granted		4 years
Rental expense
Operating leases
Allocated rental expenses from SINA		4,000,000	3,200,000	1,800,000
Advertising and marketing revenues
Cost of revenues
VAT and surcharges (as a percent)		6.70%
Cultural business construction fees (as a percent)		3.00%			3.00%
Business tax and surcharges (as a percent)					5.60%
Taxes on advertising and marketing revenues		$ 23,200,000	$ 12,500,000	$ 4,900,000
Advertising and marketing revenues | Maximum
Revenue recognition
Period over social display ad arrangements allow customers to place advertisements on particular areas of the Group's platform in particular formats		3 months
Other revenues
Cost of revenues
VAT and surcharges (as a percent)		6.70%
Business tax and surcharges (as a percent)					5.60%